Other receivables, net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Receivables from sales of short-term investment	$ 1,888,662	$ 1,888,662
Loan to third party*	4,863,598
Others	141,455	249,410
Total other receivables	6,893,715	2,138,072
Allowance for credit losses	(1,888,662)	(1,888,662)
Total other receivables, net	$ 5,005,053	$ 249,410